Commitments and Contingencies (Details Textual) (USD $)	0 Months Ended	1 Months Ended
	Dec. 02, 2013	Jun. 30, 2013	Dec. 31, 2013	Nov. 30, 2013	Jan. 31, 2013	Feb. 28, 2013
Commitments and Contingencies [Line Items]
Time Deposits				$ 750,000
Deposit Paid On Delivery				13,500,000
Long-term Line of Credit				6,500,000
Two Tranches [Member]
Commitments and Contingencies [Line Items]
Long-term Line of Credit				13,000,000
Second Installement [Member]
Commitments and Contingencies [Line Items]
Purchase Price Due And Payable Percentage Of Vessels	5.00%	10.00%
Third Installement [Member]
Commitments and Contingencies [Line Items]
Purchase Price Due And Payable Percentage Of Vessels		10.00%	5.00%
Fourth Installement [Member]
Commitments and Contingencies [Line Items]
Purchase Price Due And Payable Percentage Of Vessels			10.00%
Four Ice Class 1A Panamax Vessels [Member]
Commitments and Contingencies [Line Items]
Contractual Obligation					32,600,000
First Two Vessels [Member]
Commitments and Contingencies [Line Items]
Time Deposits					6,520,000
Third Vessels [Member]
Commitments and Contingencies [Line Items]
Time Deposits						6,520,000
Fourth Vessels [Member]
Commitments and Contingencies [Line Items]
Time Deposits		6,520,000
Two Ultramax Vessels [Member]
Commitments and Contingencies [Line Items]
Contractual Obligation			28,950,000
Nordic Bothnia And Nordic Barents [Member]
Commitments and Contingencies [Line Items]
Contractual Obligation				15,000,000
Bulk Ventures Holding Company Ltd [Member]
Commitments and Contingencies [Line Items]
Time Deposits			2,895,000